Derivative financial instruments for hedging purposes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	$ 1,437,294		$ 840,796
Derivative, Fair Value Asset	15,217	[1]	19,239	[1]	4,159
Derivative, Fair Value Liability	8,572	[1]	11,747	[1]
Net gain on the ineffective portion of hedging activities	353	[2]	71	[2]
Fair Value Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	494,558		480,000
Derivative, Fair Value Asset	4,625	[1]	8,319	[1]
Derivative, Fair Value Liability	1,403	[1]	6,600	[1]
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	269,488		236,866
Derivative, Fair Value Asset	2,783	[1]	3,525	[1]
Derivative, Fair Value Liability	6,834	[1]	4,665	[1]
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	453,000		0
Derivative, Fair Value Asset	393	[1]	0	[1]
Derivative, Fair Value Liability	243	[1]	0	[1]
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	126,308		42,001
Derivative, Fair Value Asset	6,392	[1]	7,333	[1]
Derivative, Fair Value Liability	0	[1]	23	[1]
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	88,130		75,733
Derivative, Fair Value Asset	684	[1]	62	[1]
Derivative, Fair Value Liability	92	[1]	411	[1]
Net Investment Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	5,810		6,196
Derivative, Fair Value Asset	340	[1]	0	[1]
Derivative, Fair Value Liability	$ 0	[1]	$ 48	[1]

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
[2]	Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.